Long-term debt (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2010 and March 31, 2011 was comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Subordinated debt	Rs.	63,531.0	Rs.	73,930.5	US$	1,659.9
Others		12,323.4		19,356.7		434.6

Total	Rs.	75,854.4	Rs.	93,287.2	US$	2,094.5

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2011
	(In millions)
Due in the fiscal year ending March 31:
2012	Rs.	4,927.1	US$	110.6
2013		9,931.9		223.0
2014		1,578.6		35.4
2015		4,890.0		109.8
2016		12,020.0		269.9
Thereafter (1)		57,939.6		1,300.8

Total	Rs.	91,287.2	US$	2,049.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.